Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Purchase Commitments
As of December 31, 2020, the total amounts equivalent to the contract period are detailed below:

Year ended December 31,
2021	Ps.	74,446,526
2022		37,345,449
2023		2,240,297
2024 and thereafter		13,555,946

Total	Ps.	127,588,218